Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 445,000	$ 104,000
London [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	In March 2014, the Company entered into a lease agreement for offices in London which was amended January 1, 2016. The lease term commenced on December 1, 2014 and expires in March 2019. The lease can be cancelled early by either party upon 3 months notice
United States [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	The Company also has a five year lease for offices in the United States effective July 2014. The lease expires in August 2019